NONCONTROLLING INTERESTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
NOTE 3 — NONCONTROLLING INTERESTS
As of March 31, 2022, Legacy Nerdy Holders owned 70,906 OpCo Units, excluding Earnouts, equal to 47.0% of the economic interest in Nerdy LLC, and 70,906 shares of Class B Common Stock, excluding Earnouts. As of December 31, 2021, Legacy Nerdy Holders owned 70,629 OpCo Units, excluding Earnouts, equal to 47.1% of the economic interest in Nerdy LLC, and 70,629 shares of Class B Common Stock, excluding Earnouts.
The OpCo Units and the shares of Class B Common Stock, together (the “Combined Interests”), may be redeemed at the option of the Legacy Nerdy Holders on a one-for-one
basis for shares of Class A Common Stock or the cash equivalent thereof (based on the market price of the shares of Class A Common Stock at the time of redemption) as determined by Nerdy Inc. If Nerdy Inc. elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock no later than five business days after the redemption notice date. Upon the redemption of the OpCo Units and Class B Common Stock for shares of Class A Common Stock or the equivalent thereof, all redeemed shares of Class B Common Stock will be canceled.
Nerdy Inc. owned 53.0% and 52.9% of the outstanding OpCo Units as of March 31, 2022 and December 31, 2021, respectively. The financial results of Nerdy LLC and its subsidiaries were consolidated with and into Nerdy Inc., and the portion of the consolidated net loss of Nerdy LLC which the Legacy Nerdy Holders absorbed was allocated to NCI during the three months ended March 31, 2022. At the end of each reporting period, Nerdy LLC equity attributable to Nerdy Inc. and the Legacy Nerdy Holders is rebalanced to reflect Nerdy Inc.’s and the Legacy Nerdy Holders’ ownership in Nerdy LLC.
The following table summarizes the changes in ownership of OpCo Units in Nerdy LLC, excluding Earnouts, for the three months ended March 31, 2022. OpCo Units of Nerdy LLC were not outstanding during the three months ended March 31, 2021.

	OpCo Units			Ownership Percentage
	Nerdy Inc.	Legacy Nerdy Holders	Total	Nerdy Inc.	Legacy Nerdy Holders	Total
Beginning of period	79,271	70,629	149,900	52.9%	47.1%	100%
Vesting of Equity Awards	764	277	1,041	n/a	n/a	n/a

End of period	80,035	70,906	150,941	53.0%	47.0%	100%

NOTE 5—NONCONTROLLING INTERESTS
As of December 31, 2021, Legacy Nerdy Holders owned 70,629 OpCo Units, equal to a 47.1% of the economic interest in Nerdy LLC, excluding Earnouts, and 70,629 shares of Class B Common Stock, excluding Earnouts, which, together, may be redeemed at the option of the Legacy Nerdy Holders on a one-for-one
basis for shares of Class A Common Stock or the cash equivalent thereof (based on the market price of the shares of Class A Common Stock at the time of redemption) as determined by Nerdy Inc. If Nerdy Inc. elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock no later than five business days after the redemption notice date. Upon the redemption of the OpCo Units and Class B Common Stock for shares of Class A Common Stock or the equivalent thereof, all redeemed shares of Class B Common Stock will be cancelled.
As of December 31, 2021, Nerdy Inc. owned 52.9% of the outstanding OpCo units of Nerdy LLC. The financial results of Nerdy LLC and its subsidiaries were consolidated with and into Nerdy Inc., and the portion of the consolidated net loss of Nerdy LLC, which the Legacy Nerdy Holders absorbed, was allocated to NCI during the period from September 21, 2021 to December 31, 2021. At the end of each reporting period, Nerdy LLC equity attributable to Nerdy Inc. and the Legacy Nerdy Holders is rebalanced to reflect Nerdy Inc.’s and the Legacy Nerdy Holders’ ownership in Nerdy LLC.
The following table summarizes the changes in ownership of OpCo Units in Nerdy LLC, excluding Earnouts, for the period beginning September 20, 2021, the Closing Date of the Reverse Recapitalization, and ending December 31, 2021 (see Note 1).

	OpCo Units			Ownership Percentage
	Nerdy Inc. (a)	Legacy Nerdy Holders	Total	Nerdy Inc. (a)	Legacy Nerdy Holders	Total
Beginning of period	—	—	—	—%	—%	—%
Issuance of OpCo Units	79,233	70,613	149,846	52.9%	47.1%	100.0%
Vesting of equity awards	38	16	54	—%	—%	—%

End of period	79,271	70,629	149,900	52.9%	47.1%	100.0%

(a)
Includes OpCo Units held by certain Legacy Nerdy Holders, who were issued 11,550 shares of Class A Common Stock of Nerdy Inc., excluding Earnouts, in connection with the Reverse Recapitalization, and therefore, indirectly, owned 11,550 OpCo Units of Nerdy LLC. As of December 31, 2021, these Legacy Nerdy Holders own 11,550 shares, excluding Earnouts, of Class A Common Stock of Nerdy Inc., and therefore, indirectly own 11,550 OpCo Units, or 7.7%, of total OpCo Units of Nerdy LLC, which are held by
Nerdy Inc.